OTHER RECEIVABLES (Tables)	6 Months Ended
Sep. 30, 2022
OTHER RECEIVABLES
Schedule of other receivables

	As of	As of
	September 30, 2022	March 31, 2022
	USD	USD

Other receivables	4,118,816	24,621,834
Allowance for uncollectible other receivables	(4,118,816)	(4,621,834)
Other receivables, net	—	20,000,000
Other receivables – current	—	20,000,000
Other receivables – non-current	—	—